Commitments and Contingencies - Narrative (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Long-term Purchase Commitment [Line Items]
Estimate of possible losses			$ 0
Purchase commitment, amount to be paid in 2020	$ 9,000,000
Purchase commitment, amount to be paid in 2021	9,000,000
Inventories
Long-term Purchase Commitment [Line Items]
Purchase commitment	$ 212,000,000		$ 198,000,000
Purchase commitment, period (in years)	5 years		3 years
Purchase commitment, purchases made	$ 4,000,000	$ 11,000,000	$ 14,000,000	$ 17,000,000
Purchase commitment, amount to be paid in 2017			8,000,000
Purchase commitment, amount to be paid in 2018	3,000,000		61,000,000
Purchase commitment, amount to be paid in 2019	187,000,000		129,000,000
Deposit amount, purchase commitment in 2018			$ 4,350,000
Purchase commitment, amount to be paid in 2017	$ 4,000,000